Inventory and Property	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory and Property [Abstract]
INVENTORY AND PROPERTY

NOTE 2 – INVENTORY AND PROPERTY

The Company’s consolidated financial statements for the nine months ended September 30, 2016 reflect $718,614,000 of land under development which the Company has allocated to inventory ($490,813,363) and property ($227,800,637). This $718,614,000 of land under development was purchased by LLC on July 2, 2015 pursuant to the terms of the Shareholder Agreement whereby an LLC shareholder agreed to transfer the Land Rights over one million square meters of beachfront land to LLC in exchange for the issuance to such shareholder of 663,750 Omagine LLC shares (the “LLC Shares”). Since the Land Rights represented a non-cash payment for the LLC Shares, it was necessary to value the Land Rights.

Three expert real estate valuation companies were engaged by LLC to independently value the Land Rights in accordance with the professional standards specified by the Royal Institution of Chartered Surveyors (“RICS”) and International Financial Reporting Standards (“IFRS”). The average of the three Land Rights valuations was 276,666,667 Omani Rials ($718,614,000).

LLC engaged the services of PricewaterhouseCoopers LLP (“PwC”) as its IFRS accounting consultant to definitively determine the correct method of recording the $718,614,000 average value of its Land Rights in its IFRS compliant financial statements. After receiving PwC’s written opinion, LLC then consulted with its independent auditor, Deloitte & Touche (M.E.) & Co. LLC (“Deloitte”) with respect to the matter and received Deloitte’s written opinion agreeing with the PwC opinion. Both PwC and Deloitte independently concluded that the Land Rights should be recorded as capital, work-in-process (inventory) and land on LLC’s financial statements. With respect to the Company’s consolidated financial statements, the Company’s independent auditor in the U.S. has likewise concurred that, pursuant to US GAAP, the Land Rights should also be recorded as capital, inventory and land.

In determining the allocations to inventory and to land, LLC followed the advice of Deloitte by computing the percentage (x) calculated by dividing (y) the area of the land LLC definitively knew it intended to sell, by (z) the total area of land constituting the Omagine Site, and then multiplying that percentage (x) by $718,614,000 to get the correct number (N) for inventory. The correct number for land was then calculated by subtracting N from $718,614,000. Using its detailed internal financial model, management calculated (x) to be equal to 68.3%, thereby making the inventory number $490,813,363 and the land number $227,800,637. In its consolidated financial statements therefore, the Company has divided the Land Rights between land under development which is held for sale (inventory) and land under development which is held for investment (PP&E). These percentage allocations may be modified over time as the more precise land uses become apparent during and after the master planning and construction processes.

As more fully described in Note 1 and in Note 9 (See: “the Omagine LLC Shareholder Agreement section of Note 9), financing for the Omagine Project has not yet been secured. If such financing is not obtained, LLC may not be able to complete the Omagine Project and may not be able to recover the $718,614,000 value of the land under development described above.

NOTE 2 – INVENTORY AND PROPERTY

The Company’s consolidated financial statements for the year ended December 31, 2015 reflect $718,614,000 of land under development which the Company has allocated to inventory ($490,813,363) and property ($227,800,637). This $718,614,000 of land under development was purchased by LLC on July 2, 2015 pursuant to the terms of the Shareholder Agreement whereby an LLC shareholder agreed to transfer the Land Rights over one million square meters of beachfront land to LLC in exchange for the issuance to such shareholder of 663,750 Omagine LLC shares (the “LLC Shares”). Since the Land Rights represented a non-cash payment for the LLC Shares, it was necessary to value the Land Rights.

Three expert real estate valuation companies were engaged by LLC to independently value the Land Rights in accordance with the professional standards specified by the Royal Institution of Chartered Surveyors (“RICS”) and International Financial Reporting Standards (“IFRS”). The average of the three Land Rights valuations was 276,666,667 Omani Rials ($718,614,000).

LLC engaged the services of PricewaterhouseCoopers LLP (“PwC”) as its IFRS accounting consultant to definitively determine the correct method of recording the $718,614,000 average value of its Land Rights in its IFRS compliant financial statements. After receiving PwC’s written opinion, LLC then consulted with its independent auditor, Deloitte & Touche (M.E.) & Co. LLC (“Deloitte”) with respect to the matter and received Deloitte’s written opinion agreeing with the PwC opinion. Both PwC and Deloitte independently concluded that the Land Rights should be recorded as capital, work-in-process (inventory) and land on LLC’s financial statements. With respect to the Company’s consolidated financial statements, the Company’s independent auditor in the U.S. has likewise concurred that, pursuant to US GAAP, the Land Rights should also be recorded as capital, inventory and land.

In determining the allocations to inventory and to land, LLC followed the advice of Deloitte by computing the percentage (x) calculated by dividing (y) the area of the land LLC definitively knew it intended to sell, by (z) the total area of land constituting the Omagine Site, and then multiplying that percentage (x) by $718,614,000 to get the correct number (N) for inventory. The correct number for land was then calculated by subtracting N from $718,614,000. Using its detailed internal financial model, management calculated (x) to be equal to 68.3%, thereby making the inventory number $490,813,363 and the land number $227,800,637. In its consolidated financial statements therefore, the Company has divided the Land Rights between land under development which is held for sale (inventory) and land under development which is held for investment (PP&E). These percentage allocations may be modified over time as the more precise land uses become apparent during and after the master planning and construction processes.